Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts - USD ($) $ in Thousands	10 Months Ended			12 Months Ended
	Dec. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2022
Reconciliation Carrying Amounts [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Balance at beginning	$ 11,785
Adjustments to equity	(1,628)
Equity As adjusted	$ 10,157
Groups share in %	27.02%
Group share	$ 2,744
Balance of excess cost:
Technology, net of deferred tax	1,023
Goodwill	5,608			$ 5,608
Balance at ending	9,375	$ 11,785		9,375
Reconciliation To Carrying Amounts One [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Balance at beginning			$ 19,615	10,735
Adjustments to equity			(4,883)
Equity As adjusted			$ 14,732
Groups share in %			27.02%
Group share			$ 3,981
Balance of excess cost:
Technology, net of deferred tax			1,146
Goodwill			5,608
Balance at ending			10,735
Reconciliation to Carrying Amounts Two [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Balance at beginning	4,606	4,098
Adjustments to equity		(543)
Equity As adjusted		$ 3,555
Groups share in %		34.58%
Group share		$ 1,229
Balance of excess cost:
Technology and customers relationship, net of deferred tax		2,336
Goodwill		1,041
Balance at ending		4,606
Reconciliation to Carrying Amounts Three [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Balance at beginning			4,129	4,867
Adjustments to equity			(566)
Equity As adjusted			$ 3,563
Groups share in %			34.58%
Group share			$ 1,232
Balance of excess cost:
Technology and customers relationship, net of deferred tax			2,551
Goodwill			1,084
Balance at ending			$ 4,867
Reconciliation to Carrying Amounts Four [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Balance at beginning	(1,657)
Adjustments to equity	(333)
Equity As adjusted	$ (1,990)
Groups share in %	40.35%
Group share	$ (803)
Balance of excess cost:
Technology, net of deferred tax	677
Goodwill	1,102			1,102
Balance at ending	976	(1,657)		976
Reconciliation to Carrying Amounts Five [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Balance at beginning	481
Adjustments to equity	(339)
Equity As adjusted	$ 142
Groups share in %	19.70%
Group share	$ 28
Balance of excess cost:
IPR&D	252
Goodwill	896			896
Balance at ending	$ 1,176	$ 481		$ 1,176